First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
February 29, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 77.8%
	Electric Utilities – 14.6%
119,300	Alliant Energy Corp. (b)	$5,696,575
92,560	American Electric Power Co., Inc. (c)	7,885,186
9,500	Duke Energy Corp.	872,385
10,000	Emera, Inc. (CAD)	350,735
453,230	Enel S.p.A., ADR (b)	2,859,881
10,000	Entergy Corp.	1,015,700
39,900	Evergy, Inc.	1,976,646
59,300	Eversource Energy (c)	3,480,910
135,000	Exelon Corp. (c)	4,838,400
11,500	Iberdrola S.A., ADR	527,620
27,800	IDACORP, Inc.	2,449,458
11,280	Orsted A/S, ADR	212,064
176,980	PPL Corp.	4,666,963
84,890	Southern (The) Co. (c)	5,708,853
46,100	Xcel Energy, Inc.	2,429,009
		44,970,385
	Energy Equipment & Services – 1.5%
244,000	Archrock, Inc. (b)	4,457,880
	Gas Utilities – 8.3%
137,960	AltaGas Ltd. (CAD) (b)	2,957,121
52,150	Atmos Energy Corp. (b)	5,888,256
190,700	National Fuel Gas Co. (b)	9,294,718
55,120	New Jersey Resources Corp. (b)	2,293,543
77,900	ONE Gas, Inc. (b)	4,642,840
25,460	UGI Corp. (b)	623,261
		25,699,739
	Independent Power & Renewable Electricity Producers – 1.5%
169,340	AES (The) Corp. (b)	2,573,968
96,100	Clearway Energy, Inc., Class A	1,946,986
13,800	EDP Renovaveis S.A. (EUR)	187,855
		4,708,809
	Multi-Utilities – 11.1%
13,000	Ameren Corp.	925,470
105,000	Atco Ltd., Class I (CAD) (b)	2,875,769
50,100	CenterPoint Energy, Inc. (b)	1,377,750
31,690	CMS Energy Corp.	1,818,055
30,810	DTE Energy Co. (b)	3,338,263
103,370	Public Service Enterprise Group, Inc.	6,450,288
163,600	Sempra	11,550,160
72,840	WEC Energy Group, Inc.	5,717,212
		34,052,967
	Oil, Gas & Consumable Fuels – 40.7%
100,000	BP PLC, ADR	3,499,000
36,450	Cheniere Energy, Inc.	5,657,040
26,000	Chevron Corp.	3,952,260
228,155	DT Midstream, Inc. (b)	13,148,573
222,596	Enbridge, Inc.	7,661,754
55,000	Exxon Mobil Corp.	5,748,600
246,370	Keyera Corp. (CAD) (b)	6,061,448
780,595	Kinder Morgan, Inc. (b)	13,574,547
288,942	ONEOK, Inc. (b)	21,705,323

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
109,000	Shell PLC, ADR	$6,848,470
85,300	Targa Resources Corp. (b) (c)	8,379,872
149,279	TC Energy Corp.	5,903,985
95,500	TotalEnergies SE, ADR	6,118,685
480,852	Williams (The) Cos., Inc.	17,281,821
		125,541,378
	Water Utilities – 0.1%
3,500	American Water Works Co., Inc.	414,890
	Total Common Stocks	239,846,048
	(Cost $218,164,836)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 47.4%
	Chemicals – 2.9%
401,079	Westlake Chemical Partners, L.P. (b)	8,919,997
	Energy Equipment & Services – 0.5%
57,500	USA Compression Partners, L.P.	1,435,775
	Independent Power & Renewable Electricity Producers – 1.5%
169,161	NextEra Energy Partners, L.P. (d)	4,646,853
	Oil, Gas & Consumable Fuels – 42.5%
374,686	Cheniere Energy Partners, L.P. (b)	18,217,233
2,095,767	Energy Transfer, L.P. (b)	30,682,029
30,000	EnLink Midstream, LLC (b) (d)	369,900
1,360,016	Enterprise Products Partners, L.P. (b)	37,332,439
167,500	Hess Midstream, L.P., Class A (b) (d)	5,710,075
505,000	MPLX, L.P. (b)	19,412,200
1,089,321	Plains All American Pipeline, L.P. (b)	17,886,651
92,789	TXO Partners, L.P.	1,646,077
		131,256,604
	Total Master Limited Partnerships	146,259,229
	(Cost $61,770,880)
Shares	Description	Value
MONEY MARKET FUNDS – 8.6%
26,682,814	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (e)	26,682,814
	(Cost $26,682,814)
	Total Investments – 133.8%	412,788,091
	(Cost $306,618,530)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.1)%
	Call Options Written – (0.1)%
(925)	American Electric Power Co., Inc.	$(7,880,075)	$85.00	03/15/24	(126,725)
(593)	Eversource Energy	(3,480,910)	60.00	03/15/24	(27,278)
(1,350)	Exelon Corp.	(4,838,400)	36.00	04/19/24	(114,750)
(600)	Southern (The) Co.	(4,035,000)	69.00	03/15/24	(21,600)

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(453)	Targa Resources Corp.	$(4,450,272)	$100.00	03/15/24	$(36,693)
	Total Written Options				(327,046)
	(Premiums received $216,101)

Outstanding Loan – (25.0)%	(77,200,000)
Net Other Assets and Liabilities – (8.7)%	(26,793,942)
Net Assets – 100.0%	$308,467,103

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	All or a portion of this security serves as collateral for the outstanding loan. At February 29, 2024, the segregated value of these securities amounts to $170,731,947.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows:
ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$239,846,048	$239,846,048	$—	$—
Master Limited Partnerships*	146,259,229	146,259,229	—	—
Money Market Funds	26,682,814	26,682,814	—	—
Total Investments	$412,788,091	$412,788,091	$—	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(327,046)	$(327,046)	$—	$—

*	See Portfolio of Investments for industry breakout.